Submission	Sep. 26, 2024
Submission [Line Items]
Central Index Key	0002011641
Registrant Name	Ferguson Enterprises Inc. /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES